Commitments - Schedule of Future Minimum Payments on Leases (Details) (10-K) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019		$ 54,050
2020	$ 82,855	39,639
2021	84,021	13,213
Total	$ 425,467	$ 106,902